May 6, 1997


           THE BRINSON FUNDS (the "Trust")

             BRINSON U.S. BALANCED FUND
              BRINSON U.S. EQUITY FUND
               BRINSON U.S. BOND FUND
    (each, a "Fund" and together, the "Funds")

                         Supplement to Prospectus dated
                         October 28, 1996, as revised
February 5, 1997

The following information supplements and supersedes any contrary information contained in the section of the Funds' prospectus entitled "Administration of the Trust":

Effective May 10, 1997, the Trust on behalf of each Fund, has entered into a Multiple Services Agreement (the "Services Agreement") with Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201 ("MSTC"), pursuant to which MSTC is required to provide general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Funds, including the coordination and monitoring of any third party service providers.

Also effective May 10, 1997, as authorized under the Services Agreement, MSTC has entered into a Mutual Funds Service Agreement (the "CGFSC Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, with a principal business address at 73 Tremont Street, Boston Massachusetts 02108-3913. Pursuant to the CGFSC Agreement, CGFSC provides certain administrative, accounting, portfolio valuation, transfer agency and dividend disbursing services to the Funds. MSTC has also entered into a sub-administration agreement (the "FDI Agreement") with Funds Distributor Inc. ("FDI") under which FDI provides administrative assistance to the Funds with respect to regulatory matters, including regulatory developments and examinations, all aspects of the Funds' day-to-day operations, office facilities and clerical and administrative services, and maintenance of books and records. FDI's business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Pursuant to the CGFSC Agreement and the FDI Agreement, MSTC pays CGFSC and FDI, respectively, for the services that CGFSC and FDI provide to MSTC in fulfilling MSTC's obligations under the Services Agreement.

The following information supplements, supersedes any contrary information contained in, and should be read in conjunction with, the section of the Funds' prospectus entitled "Purchase of Shares":

Initial and subsequent purchases may be made by wiring Federal
Funds within 24 hours to:

                    Chase Manhattan Bank
                    ABA #021000021
                    DDA#9102-783504
                    For: "Brinson _____Fund" and
                    include your name and account number.

The following information supplements and supersedes any contrary information contained in the section of the Funds' prospectus entitled "Portfolio Transactions and Brokerage
Commissions":

When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Advisor or the Funds and may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Advisor may act as an underwriter in accordance with procedures adopted by the Board of Trustees of the Trust. The Funds may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board of Trustees of the Trust.

                                   May 6, 1997

           THE BRINSON FUNDS (the "Trust")

                BRINSON GLOBAL FUND
             BRINSON GLOBAL EQUITY FUND
              BRINSON GLOBAL BOND FUND
     (each, a "Fund and together, the "Funds")

                         Supplement to Prospectus dated
                          October 28, 1996, as revised
February 5, 1997

The following information supplements and supersedes any contrary information contained in the section of the Funds' prospectus entitled "Administration of the Trust":

Effective May 10, 1997, the Trust on behalf of each Fund, has entered into a Multiple Services Agreement (the "Services Agreement") with Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201 ("MSTC"), pursuant to which MSTC is required to provide general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Funds, including the coordination and monitoring of any third party service providers.

Also effective May 10, 1997, as authorized under the Services Agreement, MSTC has entered into a Mutual Funds Service Agreement (the "CGFSC Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, with a principal business address at 73 Tremont Street, Boston Massachusetts 02108-3913. Pursuant to the CGFSC Agreement, CGFSC provides certain administrative, accounting, portfolio valuation, transfer agency and dividend disbursing services to the Funds. MSTC has also entered into a sub-administration agreement (the "FDI Agreement") with Funds Distributor Inc. ("FDI") under which FDI provides administrative assistance to the Funds with respect to regulatory matters, including regulatory developments and examinations, all aspects of the Funds' day-to-day operations, office facilities and clerical and administrative services, and maintenance of books and records. FDI's business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Pursuant to the CGFSC Agreement and the FDI Agreement, MSTC pays CGFSC and FDI, respectively, for the services that CGFSC and FDI provide to MSTC in fulfilling MSTC's obligations under the Services Agreement.

The following information supplements, supersedes any contrary information contained in, and should be read in conjunction with, the section of the Funds' prospectus entitled "Purchase of Shares":

Initial and subsequent purchases may be made by wiring Federal
Funds within 24 hours to:

                    Chase Manhattan Bank
                    ABA #021000021
                    DDA#9102-783504
                    For: "Brinson _____Fund" and
                    include your name and account number.

The following information supplements and supersedes any contrary information contained in the section of the Funds' prospectus entitled "Portfolio Transactions and Brokerage
Commissions":

When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Advisor or the Funds and may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Advisor may act as an underwriter in accordance with procedures adopted by the Board of Trustees of the Trust. The Funds may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board of Trustees of the Trust.

                                        May 6, 1997


           THE BRINSON FUNDS (the "Trust")

     BRINSON NON-U.S. EQUITY FUND (the "Fund")

                         Supplement to Prospectus dated
                         October 28, 1996, as revised
February 5, 1997

The following information supplements and supersedes any contrary information contained in the section of the Fund's prospectus entitled "Administration of the Trust":

Effective May 10, 1997, the Trust on behalf of the Fund, has entered into a Multiple Services Agreement (the "Services Agreement") with Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201 ("MSTC"), pursuant to which MSTC is required to provide general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Fund, including the coordination and monitoring of any third party service providers.

Also effective May 10, 1997, as authorized under the Services Agreement, MSTC has entered into a Mutual Funds Service Agreement (the "CGFSC Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, with a principal business address at 73 Tremont Street, Boston Massachusetts 02108-3913. Pursuant to the CGFSC Agreement, CGFSC provides certain administrative, accounting, portfolio valuation, transfer agency and dividend disbursing services to the Fund. MSTC has also entered into a sub-administration agreement (the "FDI Agreement") with Funds Distributor Inc. ("FDI") under which FDI provides administrative assistance to the Fund with respect to regulatory matters, including regulatory developments and examinations, all aspects of the Fund's day-to-day operations, office facilities and clerical and administrative services, and maintenance of books and records. FDI's business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Pursuant to the CGFSC Agreement and the FDI Agreement, MSTC pays CGFSC and FDI, respectively, for the services that CGFSC and FDI provide to MSTC in fulfilling MSTC's obligations under the Services Agreement.

The following information supplements, supersedes any contrary information contained in, and should be read in conjunction with, the section of the Fund's prospectus entitled "Purchase of Shares":

Initial and subsequent purchases may be made by wiring Federal
Funds within 24 hours to:

                    Chase Manhattan Bank
                    ABA #021000021
                    DDA#9102-783504
                    For: "Brinson Non-U.S. Equity Fund" and
                    include your name and account number.

The following information supplements and supersedes any contrary information contained in the section of the Fund's prospectus entitled "Portfolio Transactions and Brokerage
Commissions":

When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the Advisor or the Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or the Advisor may act as an underwriter in accordance with procedures adopted by the Board of Trustees of the Trust. The Fund may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board of Trustees of the Trust.

                                   May 6, 1997


           THE BRINSON FUNDS (the "Trust")

SWISSKEY GLOBAL FUND               SWISSKEY U.S. BALANCED FUND
SWISSKEY GLOBAL EQUITY FUND        SWISSKEY U.S. EQUITY FUND
SWISSKEY GLOBAL BOND FUND          SWISSKEY U.S. BOND FUND
SWISSKEY NON-U.S. EQUITY FUND
     (each, a "Fund" and together, the "Funds")

                         Supplement to Prospectus dated
                         October 28, 1996, as revised
February 5, 1997

The following information supplements and supersedes any contrary information contained in the section of the Funds'
 prospectus entitled "Administration of the Trust":

Effective May 10, 1997, the Trust on behalf of each Fund, has entered into a Multiple Services Agreement (the "Services Agreement") with Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201 ("MSTC"), pursuant to which MSTC is required to provide general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Funds, including the coordination and monitoring of any third party service providers.

Also effective May 10, 1997, as authorized under the Services Agreement, MSTC has entered into a Mutual Funds Service Agreement (the "CGFSC Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, with a principal business address at 73 Tremont Street, Boston Massachusetts 02108-3913. Pursuant to the CGFSC Agreement, CGFSC provides certain administrative, accounting, portfolio valuation, transfer agency and dividend disbursing services to the Funds. MSTC has also entered into a sub-administration agreement (the "FDI Agreement") with Funds Distributor Inc. ("FDI") under which FDI provides administrative assistance to the Funds with respect to regulatory matters, including regulatory developments and examinations, all aspects of the Funds' day-to-day operations, office facilities and clerical and administrative services, and maintenance of books and records. FDI's business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Pursuant to the CGFSC Agreement and the FDI Agreement, MSTC pays CGFSC and FDI, respectively, for the services that CGFSC and FDI provide to MSTC in fulfilling MSTC's obligations under the Services Agreement.

The following information supplements, supersedes any contrary information contained in, and should be read in conjunction with, the section of the Funds' prospectus entitled "Purchase of Shares":

Initial and subsequent purchases may be made by wiring Federal
Funds within 24 hours to:

                    Chase Manhattan Bank
                    ABA #021000021
                    DDA#9102-783504
                    For: "SwissKey _____Fund" and
                    include your name and account number.

The following information supplements and supersedes any contrary information contained in the section of the Funds' prospectus entitled "Portfolio Transactions and Brokerage
Commissions":

When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Advisor or the Funds and may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Advisor may act as an underwriter in accordance with procedures adopted by the Board of Trustees of the Trust. The Funds may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board of Trustees of the Trust.

                                   May 6, 1997


           THE BRINSON FUNDS (the "Trust")

                    GLOBAL FUND
                 GLOBAL EQUITY FUND
                  GLOBAL BOND FUND
                 U.S. BALANCED FUND
                  U.S. EQUITY FUND
                   U.S. BOND FUND
                NON-U.S. EQUITY FUND
     (each, a "Fund" and together, the "Funds")

                         Supplement to
                  Statement of Additional Information
                      dated October 28, 1996,
                       as revised February 5, 1997

The following information supplements and supersedes any contrary information contained in the section of the Funds'
Statement of Additional Information entitled "Administrator":

Effective May 10, 1997, the Trust on behalf of each Fund, has entered into a Multiple Services Agreement (the "Services Agreement") with Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201 ("MSTC"), pursuant to which MSTC is required to provide general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Funds, including the coordination and monitoring of any third party service providers.

Also effective May 10, 1997, as authorized under the Services Agreement, MSTC has entered into a Mutual Funds Service Agreement (the "CGFSC Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, with a principal business address at 73 Tremont Street, Boston Massachusetts 02108-3913. Pursuant to the CGFSC Agreement, CGFSC provides certain administrative, accounting, portfolio valuation, transfer agency and dividend disbursing services to the Funds. MSTC has also entered into a sub-administration agreement (the "FDI Agreement") with Funds Distributor Inc. ("FDI") under which FDI provides administrative assistance to the Funds with respect to regulatory matters, including regulatory developments and examinations, all aspects of the Funds' day-to-day operations, office facilities and clerical and administrative services, and maintenance of books and records. FDI's business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Pursuant to the CGFSC Agreement and the FDI Agreement, MSTC pays CGFSC and FDI, respectively, for the services that CGFSC and FDI provide to MSTC in fulfilling MSTC's obligations under the Services Agreement.